Subsequent Events (Details Narrative) (FaceBank Group, Inc. Pre-Merger) - USD ($)					1 Months Ended		3 Months Ended			6 Months Ended
	Jul. 02, 2020	Jun. 28, 2020	Jun. 16, 2020	Jun. 08, 2020	Jun. 08, 2020	Jun. 08, 2020	Jul. 06, 2020	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2020	May 25, 2020	Apr. 23, 2020	Apr. 02, 2020	Mar. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of shares exchanged, value
Warrants exercise price per share												$ 9.00	$ 7.74
Number of options granted to purchase of common stock, shares										5,747,039
Purchase Agreements [Member]
Warrants exercise price per share				$ 7.00	$ 7.00	$ 7.00
Purchase Agreements [Member] | Investors [Member]
Sale of common stock, shares						3,735,922
Sale of stock price per share				$ 7.00	$ 7.00	$ 7.00
Warrants to purchase common stock				3,735,922	3,735,922	3,735,922
Sale of common stock shares, value						$ 26,200,000
FaceBank Group, Inc Pre-Merger [Member]
Warrants exercise price per share								$ 5.00						$ 7.74	$ 0.75	$ 0.75
Number of options granted to purchase of common stock, shares								280,000
FaceBank Group, Inc Pre-Merger [Member] | Investors [Member]
Warrants exercise price per share									$ 11.31
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | PEC [Member]
Number of common stock issued, shares							1,201,749
Issuance of common stock - subsidiary share exchange, shares							14,222,975
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | ARETE Wealth Management [Member]
Warrants to purchase common stock											275,000
Warrants exercise price per share											$ 5.00
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Purchase Agreements [Member] | Convertible Notes [Member]
Warrants to purchase common stock							55,172
Number of common stock issued, shares							55,000
Convertible notes principal balance							$ 2,100,000
Warrants exercise price per share							$ 9.00
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Purchase Agreements [Member] | Investors [Member]
Sale of common stock, shares					3,735,922		111,459
Sale of stock price per share				$ 7.00	$ 7.00	$ 7.00
Warrants to purchase common stock				3,735,922	3,735,922	3,735,922
Warrants purchase price				$ 26,151,454	$ 26,151,454	$ 26,151,454
Sale of common stock shares, value							$ 403,895
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Purchase Agreements [Member] | Credit Suisse Capital LLC [Member]
Sale of common stock, shares	2,162,163
Sale of stock price per share	$ 9.25
Sale of common stock shares, value	$ 20,000,008
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Employment Agreement [Member]
Number of options granted to purchase of common stock, shares				850,000
Share issued price per share				$ 10.435	$ 10.435	$ 10.435
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Letter Agreement [Member]
Number of options granted to purchase of common stock, shares		1,203,297
Share issued price per share		$ 11.15
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Series D Preferred Stock [Member]
Number of shares redeemed			253,000
Number of shares exchanged, value			$ 339,174
Preferred stock, shares outstanding	203,000